UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22956

Forefront Income Trust
 (Exact name of registrant as specified in charter)

641 Lexington Avenue, 29th Floor, New York, 10022
(Address of principal executive offices) (Zip code)

Jeffrey Skinner
 1001 West Fourth Street, Winston Salem, North Carolina 27101
 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-488-4972

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016 - June 30, 2017

PROXY VOTING RECORDS

Forefront Income Trust

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forefront Income Trust

By: (Signature and Title)	/s/Cole Reifler
Date: September 22, 2017	Cole Reifler Principal Executive Officer Forefront Income Trust